October 31, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:     Liberty Funds Trust IV (Trust)
        Liberty Municipal Money Market Fund (Fund)
        File Nos. 811-2865 & 2-62492

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information dated November 1, 2002 for the Fund does not differ from that contained in Post-Effective Amendment No. 65 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 28, 2002.

Very truly yours,

LIBERTY FUNDS TRUST IV
on behalf of Liberty Municipal Money Market Fund



/s/Ellen Harrington
By:  Ellen Harrington
     Assistant Secretary